Summary of significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) Project shares	Dec. 31, 2016 USD ($) Project shares	Dec. 31, 2015 USD ($) item	Jan. 02, 2018 USD ($)	Dec. 02, 2017 USD ($)	Nov. 22, 2017 USD ($)	Mar. 21, 2017 USD ($)	Feb. 28, 2017 USD ($)	Aug. 30, 2016 USD ($)	Dec. 28, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 06, 2013 USD ($)	Jul. 12, 2013 USD ($)
Accounting Policies [Line Items]
Year end RMB: US$ exchange rate	6.5342	6.9370	6.4936
Period average RMB: US$ exchange rate	6.7547	6.6401	6.2272
Cash and cash equivalents:
Cash and cash equivalents	$ 894,551,480	$ 578,244,378	$ 387,528,092								$ 140,494,754
Revenue recognition:
Amounts received from customers in excess of revenues recognized	593,700,000	605,600,000
Reversal of sales	$ 11,500,000
Number of units affected	63
Retirement benefits
Retirement benefits expense	$ 17,101,606	11,023,291	10,664,576
Employer match of eligible compensation of employees, percent of average salary	45.00%
Required repatriation	10.00%
Minimum percentage of Statutory Surplus Reserve	50.00%
Required percentage of Statutory Reserve prior to distributions	25.00%
Advertising and promotion expenses	$ 53,932,462	39,718,114	35,350,419
Lease expenses	$ 5,132,393	6,626,414	7,613,448
Property warranty
Percentage of contract cost withheld	5.00%
Restricted cash	$ 197,552,310	$ 153,548,292
Share Repurchase Program
Stock repurchase program authorized amount							$ 40,000,000			$ 40,000,000			$ 60,000,000
Treasury shares, shares | shares	32,150,572	26,668,726
Treasury stock, value	$ 67,792,368	$ 53,734,088
Asset Impairment Charges	0	0	0
Stock Repurchase Program, Authorized Amount							$ 40,000,000			$ 40,000,000			$ 60,000,000
Allowance for Doubtful Accounts Receivable	$ 7,067,288	0
Minimum [Member]
Retirement benefits
LAT Progressive Rate	30.00%
Property warranty
Warranty term	2 months
Contract cost withholding term	2 years
Minimum [Member] | Restatement Adjustment [Member]
Share Repurchase Program
Retained Earnings (Accumulated Deficit)				$ 230,000,000
Maximum [Member]
Retirement benefits
LAT Progressive Rate	60.00%
Property warranty
Warranty term	3 years
Contract cost withholding term	5 years
Maximum [Member] | Restatement Adjustment [Member]
Share Repurchase Program
Retained Earnings (Accumulated Deficit)				$ 310,000,000
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member]
Property warranty
Debt issuance date	Dec. 06, 2013
Debt instrument, aggregate principal amount	$ 200,000,000											$ 200,000,000
Maturity date	Jun. 06, 2019
Bears interest	13.00%											13.00%
August 2019 Senior Secured Notes due on August 30, 2019 at 8.125% [Member]
Property warranty
Debt issuance date	Aug. 30, 2016
Debt instrument, aggregate principal amount									$ 300,000,000
Maturity date	Aug. 30, 2019
Bears interest									8.125%
February 2021 Senior Secured Notes due in February 28, 2021 at 7.75% [Member]
Property warranty
Debt issuance date	Feb. 28, 2017
Debt instrument, aggregate principal amount								$ 300,000,000
Maturity date	Feb. 28, 2021
Bears interest								7.75%
Senior Secured Notes 8.875 Percent [Member]
Property warranty
Debt issuance date	Nov. 22, 2017
Debt instrument, aggregate principal amount					$ 100,000,000	$ 200,000,000
Maturity date	Nov. 22, 2020
Bears interest	8.875%					8.875%
Withdrawal Restrictions [Member]
Property warranty
Restricted cash	$ 49,252,645	48,081,446
Restricted Cash Related to Short Term Loans [Member]
Property warranty
Restricted cash	64,779,162	36,471,097
Restricted Cash Related to Long Term Loans [Member]
Property warranty
Restricted cash	74,503,382	65,787,805
Restricted Cash Related to Other Debts [Member]
Property warranty
Restricted cash	$ 15,304,092	24,610,419
Short-term bank acceptance notes [Member]
Notes payable and other payables
Debt term	6 months
Notes payable	$ 23,708,054	38,652,794
Northern Nevada Land Portfolio [Member]
Revenue recognition:
Revenue recognized under the full accrual method			800,000
Condominium Units Located In Irvine California [Member]
Revenue recognition:
Revenue recognized under the full accrual method			$ 800,000
Number of items sold | item			1
Oosten Project Located In New York [Member]
Revenue recognition:
Revenue recognized under the full accrual method	$ 98,800,000	$ 152,000,000
Number of projects sold | Project	66	106